UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY
Investment Company Act file number 811-6489
Dreyfus Florida Intermediate Municipal Bond Fund

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166

Registrant's telephone number, including area code: (212) 922-6000
Date of fiscal year end:	12/31
Date of reporting period:	3/31/05

FORM N-Q

Item 1. Schedule of Investments.

Dreyfus Florida Intermediate Municipal Bond Fund
Statement of Investments
March 31, 2005 (Unaudited)
	Principal
Long-Term Municipal Investments--98.9%	Amount ($)		Value ($)

Florida--92.1%

Boynton Beach, Utility Systems Revenue
5.375%, 11/1/2008 (Insured; FGIC)	1,000,000		1,057,030

Brevard County Health Facilities Authority, Revenue
(Holmes Regional Medical Center)
5.30%, 10/1/2007 (Insured; MBIA)	3,000,000		3,126,240

Brevard County Housing Finance Authority, MFHR
(Windover Oaks) 6.90%, 2/1/2007
(Collateralized; FNMA)	2,000,000		2,072,640

Broward County School Board, COP:
5.375%, 7/1/2013 (Insured; FSA) (Prerefunded 7/1/2011)	4,370,000	a	4,801,712
5.50%, 7/1/2014 (Insured; FSA) (Prerefunded 7/1/2011)	4,715,000	a	5,251,237

Capital Projects Finance Authority, Student Housing
Revenue (Capital Projects Loan Program)
5.50%, 10/1/2016 (Insured; MBIA)	4,285,000		4,581,308

Charlotte County, Utility Revenue
5.40%, 10/1/2008 (Insured; FGIC)	1,210,000		1,277,179

Clay County Housing Finance Authority, Revenue
(Multi-County Program) 4.85%, 10/1/2011
(Collateralized; FNMA & GNMA)	875,000		902,160

Cocoa, Water and Sewer Revenue
5.50%, 10/1/2023 (Insured; AMBAC)	3,310,000		3,763,966

Dade County:
Special Obligation Revenue:
(Solid Waste System)
6%, 10/1/2006 (Insured; AMBAC)	2,565,000		2,687,274
Zero Coupon, 10/1/2010 (Insured; AMBAC)	6,825,000		5,549,203
Water and Sewer Systems Revenue
6.25%, 10/1/2011 (Insured; FGIC)	2,115,000		2,437,263

Escambia County Health Facilities Authority, Revenue
(Ascension Health Credit Group) 5.25%, 11/15/2013	2,000,000		2,167,500

Florida Board of Education:
Capital Outlay (Public Education):
5.50%, 6/1/2010 (Prerefunded 6/1/2006)	5,725,000	a	5,970,259
5.50%, 6/1/2018	5,000,000		5,457,900
Lottery Revenue:
5.25%, 7/1/2018 (Insured; FGIC)	9,330,000		10,042,999
5.25%, 7/1/2018 (Insured; FGIC)	2,500,000		2,692,150
5.25%, 7/1/2019 (Insured; FGIC)	3,675,000		3,946,766

Florida Department of Environmental Protection, Revenue:
5.75%, 7/1/2009 (Insured; FGIC)	5,100,000		5,605,206
(Florida Forever) 5.375%, 7/1/2017 (Insured; MBIA)	3,450,000		3,764,605

Florida Municipal Loan Council, Revenue
(North Miami Beach Water)
5.375%, 8/1/2018 (Insured; MBIA)	1,990,000		2,166,334

Florida Municipal Power Agency, Revenue
(Stanton II) 5.50%, 10/1/2015 (Insured; AMBAC)	3,635,000		4,008,823

Florida Ports Financing Commission, Revenue
(Transportation Trust Fund - Intermodal Program)
5.50%, 10/1/2016 (Insured; FGIC)	1,745,000		1,869,401

Florida Turnpike Authority, Turnpike Revenue
(Department of Transportation) 5.25%, 7/1/2023	1,945,000		2,074,401

Florida Water Pollution Control Financing Corp.,
Water Pollution Control Revenue 5.25%, 1/15/2021	2,545,000		2,734,704

Halifax Hospital Medical Center, HR
5%, 10/1/2010 (Insured; MBIA)	1,750,000		1,850,520

Hialeah Gardens, IDR (Waterford Convalescent)
7.875%, 12/1/2007	395,000		395,589

Hillsborough County, Utility Revenue:
Zero Coupon, 8/1/2006 (Insured; MBIA)	5,000,000		4,818,350
5.50%, 8/1/2014 (Insured; AMBAC)	3,205,000		3,603,317

Hillsborough County Industrial Development Authority,
HR (Tampa General Hospital) 5.25%, 10/1/2015	3,000,000		3,160,290

Hillsborough County School Board, COP
5%, 7/1/2016 (Insured; MBIA)	2,625,000		2,766,592

Hillsborough County School District, Sales Tax Revenue
5.375%, 10/1/2014
(Insured; AMBAC) (Prerefunded 10/1/2011)	1,500,000	a	1,649,895

Jacksonville:
Guaranteed Entitlement Revenue
(Refunding & Improvement)
5.375%, 10/1/2016 (Insured; FGIC)	3,080,000		3,361,450
Sales Tax Revenue:
5.50%, 10/1/2014 (Insured; AMBAC)	1,500,000		1,651,545
5.50%, 10/1/2015 (Insured; AMBAC)	1,500,000		1,649,730
(River City Renaissance)
5.125%, 10/1/2018 (Insured; FGIC)	2,500,000		2,575,350

Lake Worth 5.80%, 10/1/2005 (Insured; AMBAC)	1,000,000		1,016,850

Lakeland, Electric and Water Revenue 5.90%, 10/1/2007	2,385,000		2,556,052

Lee County, Transportation Facilities Revenue
5.50%, 10/1/2015 (Insured; AMBAC)	2,500,000		2,749,550

Martin County, Utility System Revenue:
5.50%, 10/1/2012 (Insured; FGIC)	1,065,000		1,190,297
5.50%, 10/1/2013 (Insured; FGIC)	1,485,000		1,662,903

Miami:
5.80%, 12/1/2005 (Insured; FGIC)	1,340,000		1,369,735
Homeland Defense/Neighborhood
5.50%, 1/1/2016 (Insured; MBIA)	3,000,000		3,281,340

Miami-Dade County, Public Service Tax Revenue
(Umsa Public Improvements)
5.50%, 4/1/2016 (Insured; AMBAC)	2,190,000		2,402,145

Miami-Dade County School Board, COP
5.25%, 8/1/2008 (Insured; AMBAC)	2,500,000		2,670,100

Northern Palm Beach County Improvement District
(Water Control & Improvement Unit Development)
5.75%, 8/1/2014	950,000		990,366

Ocala, Utility Systems Revenue:
5.25%, 10/1/2019 (Insured; FGIC)	1,565,000		1,705,459
5.25%, 10/1/2021 (Insured; FGIC)	1,000,000		1,082,670

Orange County, Tourist Development Tax Revenue
5%, 10/1/2015 (Insured; AMBAC)	1,010,000		1,066,762

Orange County Health Facilities Authority, HR
(Orlando Regional Healthcare)
6.25%, 10/1/2011 (Insured; MBIA)	1,770,000		2,035,819

Orlando Utilities Commission,
Water and Electric Revenue:
5.80%, 10/1/2006	6,030,000		6,304,546
5.80%, 10/1/2007	1,175,000		1,256,522

Palm Beach County:
Criminal Justice Facilities Revenue
5.375%, 6/1/2010 (Insured; FGIC)	1,825,000		1,997,554
(Land Acquisition Program) 5.375%, 6/1/2014	1,000,000		1,096,860
Public Improvement Revenue (Convention Center)
5.50%, 11/1/2013
(Insured; FGIC) (Prerefunded 11/1/2011)	1,785,000	a	1,977,530

Palm Beach County School Board, COP:
6%, 8/1/2016 (Insured; FGIC) (Prerefunded 8/1/2010)	4,000,000	a	4,541,200
5.50%, 8/1/2018 (Insured; FSA) (Prerefunded 8/1/2012)	4,910,000	a	5,475,485

Palm Beach County Solid Waste Authority, Revenue
5.50%, 10/1/2006 (Insured; AMBAC)	3,000,000		3,119,760

Plant City, Utility Systems Revenue
(Improvement) 6%, 10/1/2015 (Insured; MBIA)	2,200,000		2,539,724

Plantation, Revenue (Public Improvement Projects)
5.375%, 8/15/2011 (Insured; FSA)	5,370,000		5,925,258

Saint Lucie County, Sales Tax Revenue
(Refunding & Improvement)
5.25%, 10/1/2022 (Insured; MBIA)	2,140,000		2,295,749

Tampa:
Cigarette Tax Allocation (H Lee Moffitt Cancer)
5%, 3/1/2008 (Insured; AMBAC)	2,000,000		2,110,740
Utility Tax and Special Revenue
5.25%, 10/1/2021 (Insured; AMBAC)	1,000,000		1,077,160

Tampa Bay, Water Utility Systems Revenue
5.125%, 10/1/2015
(Insured; FGIC) (Prerefunded 10/1/2008)	3,205,000	a	3,451,368

Volusia County School Board, Sales Tax Revenue
5.375%, 10/1/2015 (Insured; FSA)	4,000,000		4,368,240

U.S. Related--6.8%

Children's Trust Fund of Puerto Rico, Tobacco Settlement
Revenue, Asset Backed Bonds:
5.75%, 7/1/2013 (Prerefunded 7/1/2010)	1,000,000	a	1,107,750
5.75%, 7/1/2014 (Prerefunded 7/1/2010)	3,000,000	a	3,323,250

Puerto Rico Commonwealth Highway and
Transportation Authority, Revenue:
Highway 5.50%, 7/1/2013 (Insured; MBIA)	2,500,000		2,791,475
Transportation 5.25%, 7/1/2012 (Insured; MBIA)	2,440,000		2,613,948

Puerto Rico Public Buildings Authority, Guaranteed Revenue
(Government Facilities) 5.25%, 7/1/2020 (Insured; XLCA)	2,000,000		2,226,220

Virgin Islands Public Finance Authority, Revenue
5.625%, 10/1/2010	2,000,000		2,119,940

Total Investments (cost $196,074,382)	98.9%		204,991,215

Cash and Receivables (Net)	1.1%		2,299,593

Net Assets	100.0%		207,290,808

Notes to Statement of Investments:

and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
(b) At March 31, 2005, the Fund had $53,843,505 (26.0% of net assets) invested in securities insured by reference to the annual and semi annual reports previously filed with the Securities and Exchange on Form N-
CSR.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a)
under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Florida Intermediate Municipal Bond Fund

By:	/s/Stephen E. Canter
Stephen E. Canter
President

Date:	May 20, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/Stephen E. Canter
Stephen E. Canter
Chief Executive Officer

Date:	May 20, 2005

By:	/s/James Windels
James Windels
Chief Financial Officer

Date:	May 20, 2005

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)